COLLATERAL SECURITY FOR BORROWINGS	12 Months Ended
Dec. 31, 2019
COLLATERAL SECURITY FOR BORROWINGS
COLLATERAL SECURITY FOR BORROWINGS

NOTE 16 – COLLATERAL SECURITY FOR BORROWINGS

The total carrying amount for vessels that have been provided as security amounts to USD 1,675m as of 31 December 2019 (2018: USD 1,314m),  including transferred ownership under sale and leaseback arrangements, where the vessels are not derecognized and where vessels are provided as security for the leasing financing.

Please refer to note 1 for further information.